INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	May 31, 2021	May 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 77,188	$ 66,614	$ 295,709	$ 211,067